UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08509

Buffalo Small Cap Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments

Buffalo Small Cap Fund
Schedule of Investments
December 31, 2005 (Unaudited)

Shares or
Face Amount			Value
	COMMON STOCKS - 96.05%
	Consumer Discretionary - 24.90%
	Auto Components - 1.42%
1,389,764	Gentex Corp.		$27,100,398

	Hotels, Restaurants & Leisure - 5.04%
1,136,600	Ameristar Casinos, Inc.		25,800,820
996,750	Orient-Express Hotels Ltd. - Class A		31,417,560
1,184,660	Penn National Gaming, Inc. (a)		39,034,547
			96,252,927
	Household Durables - 0.94%
12,600	Ethan Allen Interiors Inc.		460,278
655,600	WCI Communities Inc. (a)		17,602,860
			18,063,138
	Leisure Equipment & Products - 4.26%
4,700	Brunswick Corp.		191,102
1,017,100	Winnebago Industries, Inc.		33,849,088
1,889,750	WMS Industries, Inc. (a)(b)		47,413,827
			81,454,017
	Media - 1.21%
3,019,700	Lions Gate Entertainment Corp. (a)		23,191,296

	Multiline Retail - 1.45%
1,322,200	Tuesday Morning Corp.		27,660,424

	Specialty Retail - 8.82%
1,713,100	Borders Group, Inc.		37,122,877
735,550	Central Garden & Pet Co. (a)		33,791,167
815,748	Christopher & Banks Corp.		15,319,747
1,208,602	Gamestop Corp. - Class B (a)		34,928,598
1,329,790	J. Jill Group Inc. (a)(b)		25,305,904
879,100	Zale Corp. (a)		22,109,365
			168,577,658
	Textiles, Apparel & Luxury Goods - 1.76%
615,725	Oxford Industries, Inc.		33,680,158
	Total Consumer Discretionary		475,980,016

	Consumer Staples - 2.13%
	Food & Staples Retailing - 2.13%
1,035,600	Performance Food Group Co. (a)		29,379,972
430,500	United Natural Foods, Inc. (a)		11,365,200
	Total Consumer Staples		40,745,172

	Financials - 6.54%
	Capital Markets - 4.41%
402,650	A.G. Edwards, Inc.		18,868,179
414,800	Gamco Investors, Inc. - Class A (b)		18,056,244
709,875	Raymond James Financial, Inc.		26,740,991
878,250	W.P. Stewart & Co. Ltd.		20,700,353
			84,365,767
	Commercial Banks - 2.13%
787,500	Boston Private Financial Holdings, Inc.		23,955,750
429,250	Wilmington Trust Corp.		16,702,117
			40,657,867
	Total Financials		125,023,634

	Health Care - 24.97%
	Biotechnology - 4.83%
1,620,300	Amylin Pharmaceuticals, Inc. (a)		64,682,376
918,800	Myogen, Inc. (a)		27,711,008
			92,393,384
	Health Care Equipment & Supplies - 8.64%
2,894,000	Align Technology, Inc. (a)		18,724,180
1,705,560	American Medical Systems Holdings, Inc. (a)		30,410,135
1,077,300	Immucor, Inc. (a)		25,165,728
137,200	INAMED Corp. (a)		12,029,696
880,700	Mentor Corp.		40,582,656
472,975	Sybron Dental Specialties, Inc. (a)		18,829,135
947,800	Wright Medical Group, Inc. (a)		19,335,120
			165,076,650
	Health Care Providers & Services - 7.37%
755,575	Charles River Laboratories International, Inc. (a)		32,013,713
767,625	Covance Inc. (a)		37,268,194
1,022,653	Pharmaceutical Product Development, Inc.		63,353,353
295,646	VCA Antech, Inc. (a)		8,337,217
			140,972,477
	Pharmaceuticals - 4.13%
1,987,900	Axcan Pharma Inc. (a)		30,096,806
1,562,250	First Horizon Pharmaceutical Corp. (a)		26,948,812
682,100	Medicis Pharmaceutical Corp. - Class A		21,861,305
			78,906,923
	Total Health Care		477,349,434

	Industrials - 13.82%
	Commercial Services & Supplies - 13.82%
521,500	Bright Horizons Family Solutions, Inc. (a)		19,321,575
2,264,325	Corinthian Colleges, Inc. (a)		26,673,749
1,742,400	DeVry, Inc. (a)		34,848,000
1,748,500	Educate, Inc. (a)		20,632,300
1,249,800	FirstService Corp. (a)		32,057,370
1,111,500	Heidrick & Struggles International, Inc. (a)(b)		35,623,575
521,700	ITT Educational Services, Inc. (a)		30,837,687
1,593,400	Korn/Ferry International (a)		29,780,646
1,559,050	Navigant Consulting, Inc. (a)		34,267,919
	Total Industrials		264,042,821

	Information Technology - 23.69%
	Communications Equipment - 2.15%
1,379,550	Adtran, Inc.		41,027,817

	Electronic Equipment & Instruments - 4.25%
1,565,500	Dolby Laboratories, Inc. - Class A (a)		26,691,775
905,300	National Instruments Corp.		29,014,865
833,822	Plexus Corp. (a)		18,961,112
184,300	Trimble Navigation Ltd. (a)		6,540,807
			81,208,559
	Semiconductor & Semiconductor Equipment - 11.76%
1,069,000	Cabot Microelectronics Corp. (a)		31,353,770
1,454,000	Cree, Inc. (a)		36,698,960
1,993,150	Fairchild Semiconductor International, Inc. (a)		33,704,166
833,400	FormFactor, Inc. (a)		20,359,962
3,191,000	Micrel, Inc. (a)		37,015,600
1,748,368	MKS Instruments, Inc. (a)		31,278,304
1,883,600	Semtech Corp. (a)		34,394,536
			224,805,298
	Software - 5.53%
1,755,700	FileNet Corp. (a)		45,384,845
708,200	Kronos Inc. (a)		29,645,252
1,500,500	Manhattan Associates, Inc. (a)(b)		30,730,240
			105,760,337
	Total Information Technology		452,802,011

	TOTAL COMMON STOCKS (Cost $1,470,292,334)		1,835,943,088

	SHORT TERM INVESTMENTS - 1.20%
	Investment Company - 0.06%
1,148,720	SEI Daily Income Trust Treasury II Fund - Class B		1,148,720
	Total Investment Companies		1,148,720

	U.S. Treasury Obligations - 1.14%
	Public Finance, Taxation, And Monetary Policy - 1.14%
$ 3,000,000	0.000%, 01/05/2006		2,999,059
18,800,000	3.630%, 01/12/2006		18,783,186
	Total U.S. Treasury Obligations		21,782,245

	TOTAL SHORT TERM INVESTMENTS (Cost $22,930,965)		22,930,965

	Total Investments (Cost $1,493,223,299) - 97.25%		1,858,874,053

	Other Assets in Excess of Liabilities - 2.75%		52,618,948

	TOTAL NET ASSETS - 100.00%		$1,911,493,001

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.

The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:

Cost of investments		$ 1,493,223,299
Gross unrealized appreciation		443,607,638
Gross unrealized depreciation		(77,956,884)
Net unrealized appreciation		$ 365,650,754

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Other Affiliates *

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Buffalo Small Cap Fund as of December 31, 2005 amounted to $157,129,790 representing 8.22% of net assets. Transactions in the Buffalo Small Cap Fund during the nine months ended December 31, 2005 in which the issuer was an "affiliated person" are as follows:

	Gamco Investors,	Heidrick & Struggles	J. Jill	Manhattan	WMS
	Inc. - Class A**	International, Inc.	Group Inc.	Associates, Inc.	Industries, Inc.	Total

March 31, 2005
Balance
Shares	-	-	1,329,790	-	-	1,329,790
Cost	$ -	$ -	$ 20,294,000	$ -	$ -	$ 20,294,000

Gross Additions
Shares	68,800	95,600	-	97,700	107,400	369,500
Cost	$ 3,115,721	$ 2,433,707	$ -	$ 2,104,487	$ 2,212,107	$ 9,866,022

Gross Deductions
Shares	-	-	-	-	-	-
Cost	$ -	$ -	$ -	$ -	$ -	$ -

December 31, 2005
Balance
Shares	414,800	1,111,500	1,329,790	1,500,500	1,889,750	6,246,340
Cost	$ 16,319,567	$ 35,632,678	$ 20,294,000	$ 31,699,269	$ 41,113,886	$ 145,059,400

Realized gain	$ -	$ -	$ -	$ -	$ -	$ -

Investment income	$ 19,578	$ -	$ -	$ -	$ -	$ 19,578

*	As a result of the Buffalo Small Cap Fund's beneficial ownership of the common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the "affiliated persons" are affiliates of the Distributor, Advisor, Fund or any other client of the Advisor.
**	Gabelli Asset Management Inc. - Class A changed its name to Gamco Investors, Inc. - Class A effective August 29, 2005.

Note: Schedule may not roll forward as schedule only reflects activity during time the Fund was deemed an affiliate (held more than 5% of stock's outstanding securities).

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Small Cap Fund, Inc.

By (Signature and Title) /s/ Kent W. Gasaway, President and Treasurer
Kent W. Gasaway, President and Treasurer

Date    2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kent W. Gasaway, President and Treasurer
Kent W. Gasaway, President and Treasurer

Date    2/27/06

* Print the name and title of each signing officer under his or her signature.